Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 1,974,377	$ 1,801,024	$ 1,819,098	$ 2,247,408
Cash and cash equivalents	(100,044)	(96,792)
Stockholders' equity, net	1,874,333	1,704,232
Total financial debt	76,513	67,505
Leasing liabilities	167,579	287,075
Overall financing	$ 244,092	$ 354,580
Capital-to-overall financing ratio	7.69	4.81